CONCENTRATION AND CREDIT RISK	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION AND CREDIT RISK

23. CONCENTRATION AND CREDIT RISK

(a) Customer Concentrations

The Company had the following customers that individually comprised 10% or more of net revenue for the six months ended June 30, 2025 and 2024 as follows:

	For the six months ended 30,
	2025		2024
Percentage of the Company’s sales of finished goods and raw materials
Customer A	90%		* %
Customer B	*	%	47%
Customer C	*	%	21%
Customer D	*	%	14%

*	represent percentage less than 10%

The Company had the following customers that individually comprised 10% or more of net account receivable (included VAT) as of June 30, 2025 and December 31, 2024 as follows:

	As of June 30, 2025	As of December 31, 2024
Percentage of the Company’s accounts receivables
Customer E	22%	*	%
Customer F	16%	*	%
Customer G	14%	*	%
Customer H	11%	*	%
Customer I	* %	28%
Customer J	* %	14%
Customer K	* %	13%

(b) Supplier Concentration

The Company relies on third parties for the supply of raw materials. In instances where these parties fail to perform their obligations, the Company may find alternative suppliers in the open market.

The Company had the following suppliers that individually comprised 10% or more of net purchase for the six months ended June 30, 2025 and 2024 as follows:

	For the six months ended 30,
	2025	2024
Percentage of the Company’s net purchase of raw materials
Supplier A	52%	*	%
Supplier B	31%	*	%

*	represent percentage less than 10%

The Company had the following suppliers that individually comprised 10% or more of account payable as of June 30, 2025 and December 31, 2024 as follows:

	As of June 30, 2025		As of December 31, 2024
Percentage of the Company’s account payable
Supplier C	11%		* %
Supplier D	*	%	18%
Supplier E	*	%	14%

*	represent percentage less than 10%

(c) Credit Risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents and pledged deposits. For the six months ended June 30, 2025 and December 31, 2024 substantially all of the Company’s cash and cash equivalents were held by major financial institutions and online payment platforms located in the PRC, which management believes are of high credit quality. The Company has not experienced any losses on cash and cash equivalents to date. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk.

For the credit risk related to trade accounts receivable, the Company performs ongoing credit evaluations of its customers and, if necessary, maintains reserves for potential credit losses.